SUBSEQUENT EVENTS (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)	Aug. 06, 2024	Jan. 11, 2024	Jan. 08, 2024	Jan. 13, 2025	Jul. 18, 2024	Jun. 18, 2024	May 11, 2024	Apr. 11, 2024	Mar. 31, 2024	Feb. 12, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 12, 2023	Jun. 09, 2023	Jan. 18, 2023	Dec. 31, 2022	Jan. 13, 2022
Subsequent Event [Line Items]
Extension loans									$ 3,083,628		$ 2,903,628
Public shares redeem			2,804,919
Shares issued, price per share			$ 11.23														$ 10.10
Aggregate amount			$ 31,200,000
Common stock shares outstanding									2,990,897		2,990,897					2,990,897
Trust Account [Member]
Subsequent Event [Line Items]
Shares issued, price per share									$ 10.10		$ 10.10
Deposits			$ 60,000									$ 150,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares outstanding			1,717,663
Investment Management Trust Agreement [Member]
Subsequent Event [Line Items]
Extension loans													$ 60,000
Business Combination Agreement [Member]
Subsequent Event [Line Items]
Shares issued, price per share														$ 0.0625	$ 10.00		$ 0.0625
Subsequent Event [Member]
Subsequent Event [Line Items]
Extension loans			$ 150,000	$ 60,000
Public shares redeem			2,804,919
Shares issued, price per share			$ 11.23
Aggregate amount			$ 31,500,000
Subsequent Event [Member] | BMYG OMG Pty Ltd [Member] | Earnout Shares [Member]
Subsequent Event [Line Items]
Sale of stock	500,000
Subsequent Event [Member] | Maximum [Member] | BMYG OMG Pty Ltd [Member]
Subsequent Event [Line Items]
Sale of stock	7,500,000
Subsequent Event [Member] | Minimum [Member] | BMYG OMG Pty Ltd [Member]
Subsequent Event [Line Items]
Sale of stock	4,000,000
Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Shares issued, price per share					$ 0.035	$ 0.035	$ 0.035	$ 0.035
Deposits		$ 60,000	$ 60,000		$ 60,000	$ 60,000	$ 60,000	$ 60,000		$ 60,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares outstanding			1,717,663
Subsequent Event [Member] | Business Combination Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Decrease in sale of stock number of shares issued in consideration		7,000,000
Increase in sale of stock number of shares issued in consideration		2,700,000
Subsequent Event [Member] | Business Combination Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Decrease in sale of stock number of shares issued in consideration		4,800,000
Increase in sale of stock number of shares issued in consideration		2,000,000